Loans and liquidity investments	12 Months Ended
Dec. 31, 2024
Loans and liquidity investments.
Loans and liquidity investments

Note 11. Loans and liquidity investments

	Dec 31,	Dec 31,
Skr mn	2024	2023
Loans:
Loans in the form of interest-bearing securities	48,726	51,227
Loans to credit institutions	13,529	19,009
Loans to the public	224,354	224,165
Less:
Cash collateral under the security agreements for derivative contracts	-3,201	-11,098
Total lending portfolio	283,408	283,303

Liquidity investments:
Cash and cash equivalents	5,219	3,482
Treasuries/government bonds	4,150	11,525
Other interest-bearing securities except loans	52,843	41,561
Total liquidity investments	62,212	56,568
of which issued by public authorities	11,697	10,760

Difference between book value amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value

Skr mn	2024	2023
Sum of amounts exceeding nominal	74	51
Sum of amounts falling below nominal	-640	-652

Outstanding loans per business area

			of which the CIRR-system
	Dec 31,	Dec 31,	Dec 31,	Dec 31,
Skr mn	2024	2023	2024	2023
Lending to Swedish exporters	133,580	134,914	—	—
Lending to exporters’ customers	149,828	148,389	101,657	101,361
Total lending portfolio[1]	283,408	283,303	101,657	101,361
1	Including concessionary loans in the amount of Skr 64 million (year-end 2023: Skr 174 million).